Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Depreciation Useful Life	Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Office and electronic equipment	3 years

Schedule of Revenues by Revenue Streams

For the six months ended December 31, 2024 and 2023, the disaggregated revenues by revenue streams were as follows:

	For the Six Months ended December 31,
	2024	2023
Time charter revenue	$9,977,858	$9,446,414
Vessel management services revenue	3,408,509	2,925,735
Total	$13,386,367	$12,372,149

Schedule of Revenues by Customer Location

For the six months ended December 31, 2024 and 2023, the disaggregated revenues by customer location were as follows:

	For the Six Months ended December 31,
	2024	2023
Singapore	$10,047,638	$5,143,724
Hong Kong S.A.R.	1,909,464	1,883,730
BVI	—	3,367,004
Other countries	1,429,265	1,977,691
Total	$13,386,367	$12,372,149